SCHEDULE OF REVENUE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disaggregation of Revenue [Line Items]
Total	$ 347,232	¥ 2,428,226	¥ 2,118,982	¥ 1,638,736
Sale of Home Water Solutions [Member]
Disaggregation of Revenue [Line Items]
Total		1,686,566	1,498,368	1,077,858
Sale of Kitchen Appliances and Others [Member]
Disaggregation of Revenue [Line Items]
Total		484,565	337,177	214,279
Sale of Consumables [Member]
Disaggregation of Revenue [Line Items]
Total		235,388	277,704	324,738
Product [Member]
Disaggregation of Revenue [Line Items]
Total		2,406,519	2,113,249	1,616,875
Service [Member]
Disaggregation of Revenue [Line Items]
Total		¥ 21,707	¥ 5,733	¥ 21,861